UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.)[ ] is a restatement

				 [ ] adds new holdings entries

Institutional Investments Manger Filing this Report:

	Name:   	Banyan Partners, LLC
	Address: 	4540 PGA Blvd, Suite 216
	       		New York, N Y  10005

	Form 13F File Number:  028-13832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Milagros Kleiner
Title:	Chief Compliance Officer
Phone:	561-630-4600

Signature, Place, and Date of Signing:

Milagros Kleiner Palm Beach Gardens, FL		08/02/2010
  Signature	   city/state			date

Report Type (Check Only One.):

[X ]	13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total:	131
Form 13F Information Table Value Total:	208
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with reject to which this report is filed, other than the manager filing this report.

None

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                                                                                                        Voting Authority

                                        Title               Value     Shares/      Sh/Put/ InvstmtOther
Name of Issuer                          of clas      CUSIP  (x$1000)  Prn Amt      PrnCall DscretnMgrs  Sole SharedNone
------------------------------          -------  ---------  --------  -------------------- --------------------------------

3M Company                              COM      88579Y101  2,189        27,716    SH      Sole                        27716
Abbott Laboratories                     COM      002824100    273         5,840    SH      Sole                         5840
Aberdeen Asia Pacific Income F          COM      003009107    272        45,000    SH      Sole                        45000
Aflac Inc                               COM      001055102  3,416        80,055    SH      Sole                        80055
Air Products & Chemical Inc             COM      009158106  2,308        35,610    SH      Sole                        35610
Altria Group                            COM      02209s103    542        27,029    SH      Sole                        27029
America Movil                           COM      02364W105    256         5,400    SH      Sole                         5400
American Electric Power Co              COM      025537101    233         7,200    SH      Sole                         7200
American Express Co                     COM       258161090   298         7,500    SH      Sole                         7500
Anadarko Petroleum Corp                 COM      032511107  1,736        48,100    SH      Sole                        48100
Apple Inc.                              COM      037833100  5,029        19,993    SH      Sole                        19993
AT&T                                    COM      00206R102    385        15,925    SH      Sole                        15925
AutoZone Inc.                           COM      053332102  3,299        17,075    SH      Sole                        17075
Bally Technologies                      COM      05874B107    865        26,700    SH      Sole                        26700
Bank of America                         COM      060505104  3,997       278,170    SH      Sole                       278170
Baxter International                    COM       718131097 2,211        54,405    SH      Sole                        54405
Boeing                                  COM      097023105  2,903        46,265    SH      Sole                        46265
BP Prudhoe Bay                          COM      055630107  1,014        11,375    SH      Sole                        11375
Bristol Myers Squibb                    COM       110122108 2,480        99,428    SH      Sole                        99428
Caterpillar Inc                         COM       149123101 5,645        93,970    SH      Sole                        93970
Celgene Corp                            COM       151020104 3,160        62,175    SH      Sole                        62175
Chesapeake Energy Corp                  COM       165167107 3,519       167,964    SH      Sole                       167964
Chubb                                   COM       171232101   600        12,000    SH      Sole                        12000
Cisco Systems                           COM      17275R102  2,821       132,360    SH      Sole                       132360
Citigroup Inc.                          COM       172967101 4,945     1,315,036    SH      Sole                      1315036
Cliffs Nat Res Inc 01/11   45           CALLS    18683K901    279         6,200       Call Sole                         6200
Cliffs Natural Resources                COM      18683k101  4,933       104,611    SH      Sole                       104611
CME Group  01/11   310                  CALLS    12572Q905    310         1,000       Call Sole                         1000
CME Group Inc                           COM      12572Q105  2,682         9,525    SH      Sole                         9525
Coca-Cola                               COM       191216100 1,274        25,415    SH      Sole                        25415
Cognizant Tech Sol A                    COM       192446102   338         6,760    SH      Sole                         6760
Colgate Palmolive                       COM       194162103 1,983        25,184    SH      Sole                        25184
ConocoPhillips                          COM      20825C104  3,377        68,785    SH      Sole                        68785
Corning Inc                             COM       219350105 3,284       203,368    SH      Sole                       203368
Corridor Resources Inc                  COM       219919107   440        90,000    SH      Sole                        90000
Crown Holdings Inc.                     COM       228368106 2,083        83,200    SH      Sole                        83200
Cummins                                 COM       231021106 3,762        57,755    SH      Sole                        57755
Cummins Inc.  07/10   70                CALLS     231021906   413         5,900       Call Sole                         5900
Deckers Outdoor                         COM       243537107   595         4,165    SH      Sole                         4165
Dendreon Corp.                          COM      24823Q107    246         7,600    SH      Sole                         7600
Devon Energy Corporation New            COM      25179M103    470         7,714    SH      Sole                         7714
Disney Walt Co Del                      COM       254687106 1,191        37,825    SH      Sole                        37825
Dominion Res Inc. VA New                COM      25746U109    412        10,625    SH      Sole                        10625
Dow Chemical                            COM       260543103 1,103        46,480    SH      Sole                        46480
Duke Energy                             COM      26441c105    416        25,975    SH      Sole                        25975
EMC Corporation                         COM       268648102 1,596        87,225    SH      Sole                        87225
Emerson Electric                        COM       291011104   210         4,800    SH      Sole                         4800
Energy Select Sector Spdr Fd            COM      81369Y506    209         4,210    SH      Sole                         4210
Enerplus Resource Fund                  COM      29274D604    747        34,650    SH      Sole                        34650
Enterprise Products Partners L          COM       293792107 1,002        28,324    SH      Sole                        28324
Express Scripts                         COM       302182100 2,462        52,365    SH      Sole                        52365
Exxon Mobil Corp                        COM      30231G102  2,826        49,518    SH      Sole                        49518
Fluor Corp New                          COM       343412102 3,345        78,717    SH      Sole                        78717
FMC Corp New                            COM       302491303 2,162        37,640    SH      Sole                        37640
Fortune Brands                          COM       349631101 2,347        59,909    SH      Sole                        59909
Freeport McMoran Copper & Gold          COM      35671D857  1,152        19,485    SH      Sole                        19485
Frontier Communications Corp            COM      35906a108    779       109,510    SH      Sole                       109510
General Electric Co                     COM       369604103 4,618       320,243    SH      Sole                       320243
Genzyme Corp                            COM       372917104 3,300        64,995    SH      Sole                        64995
Google Inc Cl A                         COM      38259P508    268           602    SH      Sole                          602
Harley-Davidson Inc.                    COM       412822108   213         9,600    SH      Sole                         9600
Hartford Finl Group                     COM       416515104 3,477       157,095    SH      Sole                       157095
Hewlett Packard Co                      COM       428236103 5,024       116,074    SH      Sole                       116074
Home Depot Inc                          COM       437076102 1,802        64,181    SH      Sole                        64181
Honeywell                               COM       438516106   345         8,850    SH      Sole                         8850
IBM  07/10   130                        CALLS     459200901   338         2,600       Call Sole                         2600
Intercontinental Exchange               COM      45865V100    260         2,300    SH      Sole                         2300
International Game Technology           COM       459902102   555        35,333    SH      Sole                        35333
Intl Business Machines                  COM       459200101 4,338        35,135    SH      Sole                        35135
Intuitive Surgical Inc.                 COM      46120e602    789         2,500    SH      Sole                         2500
IShares S&P Global Energy               COM       464287341   240         8,220    SH      Sole                         8220
Johnson & Johnson                       COM       478160104 2,521        42,684    SH      Sole                        42684
JP Morgan Chase                         COM      4662sh100  3,056        83,471    SH      Sole                        83471
JP Morgan Chase 6.25% Pref. Se          PFD      46626x203    637        26,100    SH      Sole                        26100
Kimberly-Clark Corp.                    COM       494368103   742        12,240    SH      Sole                        12240
Kinder Morgan Energy Partners           COM       494550106 1,111        17,076    SH      Sole                        17076
L-3 Communications                      COM       502424104 2,008        28,340    SH      Sole                        28340
Las Vegas Sands                         COM       517834107 3,684       166,405    SH      Sole                       166405
Linn Energy, LLC                        COM       536020100 3,723       140,229    SH      Sole                       140229
Lorillard Inc.                          COM       544147101 1,791        24,880    SH      Sole                        24880
Medco Health Solutions                  COM      58405U102    447         8,114    SH      Sole                         8114
Merck & Co                              COM      58933y105    701        20,050    SH      Sole                        20050
Microsoft Corp.                         COM       594918104 1,977        85,913    SH      Sole                        85913
Mrkt Vctr Glbl AgriBusiness             COM      57060U605    326         9,000    SH      Sole                         9000
Navistar Int'l Corp                     COM      63934e108  4,278        86,945    SH      Sole                        86945
New York Community Bancorp              COM       649445103   748        48,975    SH      Sole                        48975
Nike CL B                               COM       654106103 1,414        20,935    SH      Sole                        20935
Noble Group Ltd                         COM      G6542T119    295       241,398    SH      Sole                       241398
Nordic American Tanker                  COM      G65773106    324        11,540    SH      Sole                        11540
Nucor Corp                              COM       670346105   489        12,775    SH      Sole                        12775
Och-Ziff Capital Management             COM      67551u105  1,623       128,895    SH      Sole                       128895
Omnicon Group                           COM       681919106 1,631        47,550    SH      Sole                        47550
Oneok Partners L P Unit Ltd Pa          COM      68268N103    943        14,670    SH      Sole                        14670
Oracle Corp                             COM      68389X105  1,147        53,435    SH      Sole                        53435
Overseas ShipHolding Group              COM       690368105   355         9,590    SH      Sole                         9590
Parker Hannifin Corp                    COM       701094104   322         5,800    SH      Sole                         5800
Peabody Energy                          COM       704549104   783        20,000    SH      Sole                        20000
Pengrowth Energy Trust                  COM       706902509   137        15,000    SH      Sole                        15000
Penn VA Resource Partners LP            COM       707884102 1,500        71,750    SH      Sole                        71750
Pepsico Inc                             COM       713448108   238         3,900    SH      Sole                         3900
Pfizer Inc                              COM       717081103   312        21,846    SH      Sole                        21846
Philip Morris International In          COM       718172109 1,313        28,639    SH      Sole                        28639
Plum Creek Timber Co Inc                COM       729251108   552        16,000    SH      Sole                        16000
Praxair Inc                             COM      74005P104    620         8,154    SH      Sole                         8154
Procter & Gamble                        COM       742718109 3,582        59,715    SH      Sole                        59715
Proshares Ultra Financials              COM      74347x633    524        10,500    SH      Sole                        10500
ProShares Ultra S&P 500                 COM      74347R107    278         8,640    SH      Sole                         8640
ProShares UltraShort 20+ Year           COM      74347r297    578        16,300    SH      Sole                        16300
Qualcomm Inc                            COM       747525103 2,683        81,711    SH      Sole                        81711
Redwood Trust Inc.                      COM       758075402   701        47,865    SH      Sole                        47865
Royal Dutch Shell PLC                   COM       780259206   309         6,150    SH      Sole                         6150
Schlumberger Ltd                        COM       806857108 1,783        32,225    SH      Sole                        32225
SPDR Gold Tr                            COM      78463v107    347         2,850    SH      Sole                         2850
Target Corp.                            COM      87612E106  1,908        38,801    SH      Sole                        38801
Teva Pharma Industries                  COM       881624209 2,942        56,582    SH      Sole                        56582
Textron Inc                             COM       883203101   284        16,725    SH      Sole                        16725
Thermo Fisher Scientific                COM       883556102 1,149        23,415    SH      Sole                        23415
TJX Companies                           COM       872540109 3,151        75,109    SH      Sole                        75109
Transocean Inc.                         COM       893817106 2,847        61,455    SH      Sole                        61455
Transocean Ltd.  01/11   65             PUTS     H8817h950    447             5,800   Put  Sole                         5800
Tyco Intl Ltd New                       COM      H89128104  1,857        52,700    SH      Sole                        52700
UltraShort S&P 500 ProShares            COM      74347r883    328         8,700    SH      Sole                         8700
United Technologies                     COM       913017109 3,832        59,030    SH      Sole                        59030
US Bancorp                              COM       902973304   432        19,351    SH      Sole                        19351
Verizon Communications                  COM      92343V104    247         8,824    SH      Sole                         8824
Visa Inc                                COM      92826c839  3,923        55,450    SH      Sole                        55450
Visa Inc.  07/10   75                   CALLS    92826C909    203         2,700       Call Sole                         2700
Wal-Mart Stores Inc                     COM       931142103 1,250        26,000    SH      Sole                        26000
Whirlpool Corp.                         COM       963320106 1,871        21,305    SH      Sole                        21305
Windstream Corporation                  COM      97381w104    291        27,600    SH      Sole                        27600
Yum Brands                              COM       988498101 1,010        25,861    SH      Sole                        25861


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